Fair value of financial instruments - Differences between Fair Value and Principal Balance for Loans Held for Sale Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Aggregate fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage loans held for sale measured at fair value	$ 683,770	$ 262,518
Past due loans of 90 days or more	83	0
Nonaccrual loans	6,406	0
Aggregate fair value | Commercial
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage loans held for sale measured at fair value	208,914
Aggregate Unpaid Principal Balance
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage loans held for sale measured at fair value	651,887	254,868
Past due loans of 90 days or more	163	0
Nonaccrual loans	12,033	0
Aggregate Unpaid Principal Balance | Commercial
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage loans held for sale measured at fair value	226,867
Difference
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage loans held for sale measured at fair value	31,883	7,650
Past due loans of 90 days or more	(80)	0
Nonaccrual loans	(5,627)	$ 0
Difference | Commercial
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage loans held for sale measured at fair value	$ (17,953)